Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2023	¥ 5,468
2024	5,375
2025	5,853
2026	6,048
2027	5,738
2028-2032	30,942
Total	59,424
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2023	1,989
2024	2,104
2025	2,051
2026	2,137
2027	2,268
2028-2032	13,326
Total	¥ 23,875